DWS Government and Agency Securities Portfolio Average Annual Total Returns - Service Shares [Member] - Service Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		4.30%	1.89%	1.17%
Performance Inception Date	Dec. 03, 1990